Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Company Before Tax Obligation
Beginning balance	$ 12,701	$ 12,808	$ 13,616
Liabilities assumed in the PDC acquisition	220	0	0
Liabilities incurred	183	9	31
Liabilities settled	(1,565)	(1,281)	(1,887)
Accretion expense	593	560	616
Revisions in estimated cash flows	1,701	605	432
Ending balance	13,833	$ 12,701	$ 12,808
Long-term portion of the company's before-tax asset retirement obligations	$ 12,122